Derivative Liability (Tables) - LMF ACQUISITION OPPORTUNITIES, INC.	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Schedule of Assumptions for Valuation of Warrants
The assumptions for the valuation of the warrants were:

	As of December 31, 2021	As of January 28, 2021
Class A Common stock price	$10.04	$9.90
Term in years	5.07	6.00
Risk free rate	1.27%	0.58%
Implied Volatility	11.6%	12.1%

Schedule of Fair Value of Warrant Liability	The fair value of the warrant liability for Public Warrants
and
Private Placement Warrants
are
classified within Level 3 of the fair value hierarchy.

	As of September 30, 2022	As of December 31, 2021
Public Warrants	$726,570	$4,450,500
Private Placement Warrants	402,808	2,480,240

	$1,129,378	$6,930,740

The fair value of the warrant liability is classified within Level 3 of the fair value hierarchy.

	As of December 31, 2021	As of January 28, 2021
Public Warrants	$4,450,500	$5,175,000
Private Placement Warrants	2,480,240	2,941,680

	$6,930,740	$8,116,680